Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000216362 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000216362 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216362 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000216362 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216362 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216362 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216362 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216362 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000216362 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000216362 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000216363 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216363 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000216363 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000216363 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000216363 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216363 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000216363 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216363 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000216363 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000216363 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000216363 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000216364 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216364 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000216364 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000216364 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216364 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216364 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216364 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000216364 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000216364 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000216364 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000216364 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000216364 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000216365 | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216365 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216365 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216365 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216365 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216365 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216365 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216365 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216365 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216365 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000216365 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216365 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000216365 | France
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000216365 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000216365 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000216365 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000216366 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000216366 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216366 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000216366 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216366 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000216366 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000216366 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216366 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216366 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000216366 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000216366 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000216366 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000216366 | India
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000216366 | China
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000216367 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216367 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000216367 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216367 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000216367 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216367 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000216367 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000216367 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216367 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000216367 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000216367 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000216367 | Government
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000216367 | TBA Sale Commitments Asset Type
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000216367 | Municipal Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216367 | Asset-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000216367 | Commercial Mortgage-Backed Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000216367 | Supranational Bank Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000216367 | Foreign Governmental Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000216367 | Investment of Cash Collateral for Securities Loaned Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000216367 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000216367 | U.S. Government Agencies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000216367 | U.S. Treasury Government Securities Asset Type
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000216369 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000216369 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000216369 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000216369 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216369 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000216369 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000216369 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000216369 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000216369 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216369 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000216369 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216369 | Corporate Bonds Asset Type
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000216369 |
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000216369 | Investment Companies Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230859 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000230859 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230859 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230859 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000230859 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230859 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000230859 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000230859 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000230859 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230859 | France
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000230859 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000230859 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230859 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000230859 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000230859 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230859 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238330 | United States
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000238330 | Italy
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000238330 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000238330 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238330 | France
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000238330 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238330 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000238330 | China
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000238330 | Finland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000238330 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.10%

[1]	Amount represents less than 0.1%.